Other revenues (Details) - USD ($) $ in Millions		3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Jun. 30, 2016 [2]	Sep. 30, 2016 [2]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Variable Interest Entity [Line Items]
Amortization of unfavorable contracts										$ 65	$ 116		$ 130
Revenues related party										100	119		97
External management fees with third parties										19	30		62
Termination revenue										69	0		0
Total	[1]	$ 71		$ 43		$ 65		$ 108	$ 179	253	$ 265	[2]	$ 289
West Hercules
Variable Interest Entity [Line Items]
Termination revenue										58
Contract Termination Fee										66
Deferred gain on contract termination										8
West Epsilon
Variable Interest Entity [Line Items]
Termination revenue										$ 11

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"